Short-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Loans [Line Items]
Short- term borrowed	$ 48,435,043	$ 57,057,319
Interest rates percentage	4.00%
Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	3.50%
Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	7.00%
Short-term loans from financial institutions other than banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	$ 9,523,224	28,481,174	$ 34,070,636
Repaid borrowings	$ 17,855,445	22,146,119	$ 34,292,971
Short-term loans from financial institutions other than banks [Member] | Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	6.00%
Short-term loans from financial institutions other than banks [Member] | Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	7.50%
Short-term loans from banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	$ 282,450
Repaid borrowings	$ 52,972,513	$ 50,628,257